UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y. 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1.	REPORT TO SHAREHOLDERS.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

SEMI-ANNUAL REPORT May 31, 2018 (unaudited)

VANECK VECTORS®

High Income MLP ETF	YMLP®

High Income Infrastructure MLP ETF	YMLI®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of May 31, 2018, and are subject to change.

VANECK VECTORS MLP ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this report for the two Master Limited Partnership (MLP) exchange-traded funds (ETFs) of the VanEck Vectors ETF Trust for the six-month period ended May 31, 2018.

Crude Oil: Stability Followed by Volatility

With the deal struck by OPEC and non-OPEC oil producers to cut production remaining firmly in place, the price of crude oil rose fitfully, if steadily, through the period under review, settling (with a gain of 14.87%) at $67.04 per barrel on May 31, 2018. Benefiting, in particular, from rising oil prices, both MLP ETFs performed positively for the six-month period.

WTI Brent Crude Futures Contract Prices1
12/1/2017 - 05/31/2018

Source: FactSet as of May 31, 2018. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Any Continued Rise in Oil Prices May Benefit MLPs

Going forward, we believe that both funds may still stand to benefit not only from any continuing efforts actively to manage oil output, and, thereby, oil prices, by OPEC and non-members (led by Russia), but also continuing strong demand in the oil market.

Please stay in touch with us through our website on which we offer videos, blogs, and email subscriptions. Should you have any questions, please contact us at 800.826.2333 or visit vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of the two funds for the six-month period ending May 31, 2018. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

June 21, 2018

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	West Texas Intermediate (WTI), also known as Texas light sweet, is a grade of crude oil used as a benchmark in oil pricing. This grade is described as light because of its relatively low density, and sweet because of its low sulfur content. It is the underlying commodity of New York Mercantile Exchange’s oil futures contracts.
1

VANECK VECTORS MLP ETFs

Management Discussion (unaudited)

The performance of both funds continued to be affected by crude oil prices during the period under review.

High Income MLP

For the six months ended May 31, 2018, the VanEck Vectors High Income ETF (NYSE Arca: YMLP) gained 1.90% on a total return basis.*

The Fund benefited specifically as a result of its exposure to MLPs involved in energy and, in particular, coal and consumable fuels, natural gas compression services, and oil and gas equipment & services. The Fund’s exposure to both utilities and oil and gas storage and transportation contributed negatively to performance and provided some counterbalance to the positive performance of both the energy and materials MLPs.

High Income Infrastructure MLP

For the six months ended May 31, 2018, the VanEck Vectors High Income Infrastructure MLP ETF (NYSE Arca: YMLI) gained 4.48% on a total return basis.*

Since YMLI remains focused on the midstream segment of the MLP sector, it benefited especially from the uptick in oil prices since the start of the period under review. The majority of the MLPs in the oil and gas storage and transportation sub-industry (in which the Fund remains predominantly invested) contributed positively to performance, as did both the two MLPs in the oil and gas refining and marketing sub-industry.

*	Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the funds reflects temporary waivers of expenses and/or fees. Had the funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2017 to May 31, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense
	Account	Account	Ratios	Expenses
	Value	Value	During	Paid During the
	December 1, 2017	May 31, 2018	Period(1)	Period
High Income MLP ETF*
Actual	$1,000.00	$1,019.00	0.82%	$4.13
Hypothetical**	$1,000.00	$1,020.84	0.82%	$4.13
High Income Infrastructure MLP ETF*
Actual	$1,000.00	$1,044.80	0.82%	$4.18
Hypothetical**	$1,000.00	$1,020.84	0.82%	$4.13

(1)	Tax benefit/(expense) is not included in the ratio calculation.
*	Expenses are equal to each Fund’s annualized expense ratio (for the six months ended May 31, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses.
3

VANECK VECTORS HIGH INCOME MLP ETF

SCHEDULE OF INVESTMENTS

May 31, 2018 (unaudited)

Number
of Shares		Value

MASTER LIMITED PARTNERSHIPS: 99.3%
Energy: 79.4%
114,772	Alliance Holdings GP LP	$3,256,082
165,142	Alliance Resource Partners LP	3,178,984
171,519	Black Stone Minerals LP	3,121,646
930,561	Capital Product Partners LP	2,856,822
131,094	CrossAmerica Partners LP	2,262,682
127,170	GasLog Partners LP	3,109,307
181,503	Global Partners LP	3,149,077
153,872	Golar LNG Partners LP	2,580,433
229,903	Hi-Crush Partners LP	3,126,681
148,419	KNOT Offshore Partners LP	3,116,799
246,325	NGL Energy Partners LP	2,635,678
106,282	Sunoco LP	2,827,101
156,334	Teekay LNG Partners LP	2,704,578
1,191,572	Teekay Offshore Partners LP	3,217,244
164,401	USA Compression Partners LP	3,052,926
		44,196,040
Number
of Shares		Value

Materials: 9.4%
149,174	SunCoke Energy Partners LP	$2,282,362
128,283	Westlake Chemical Partners LP	2,982,580
		5,264,942
Utilities: 10.5%
71,113	AmeriGas Partners LP	2,941,945
123,630	Suburban Propane Partners LP	2,894,178
		5,836,123
Total Master Limited Partnerships (Cost $48,709,878)		55,297,105
Total Investments: 99.3% (Cost $48,709,878)		55,297,105
Other Assets in Excess of Liabilities: 0.7%		372,601
NET ASSETS: 100.0%		$55,669,706

GP—General Partner

LP—Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	79.9%	$44,196,040
Materials	9.5%	5,264,942
Utilities	10.6%	5,836,123
	100.0%	$55,297,105

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There were no transfers between levels during the period ended May 31, 2018.

The accompanying notes are an integral part of the financial statements.

4

VANECK VECTORS HIGH INCOME INFRASTRUCTURE MLP ETF

SCHEDULE OF INVESTMENTS

May 31, 2018 (unaudited)

Number
of Shares		Value

MASTER LIMITED PARTNERSHIPS: 90.8%
Energy: 90.8%
17,352	Andeavor Logistics LP	$744,401
29,539	Antero Midstream Partners LP	893,555
18,465	Buckeye Partners LP	665,663
25,659	Cheniere Energy Partners LP	923,211
27,769	Crestwood Equity Partners LP	933,038
21,823	DCP Midstream LP	914,602
55,849	Enable Midstream Partners LP	923,742
63,301	Enbridge Energy Partners LP	623,515
51,617	Energy Transfer Equity LP	891,942
45,411	Energy Transfer Partners LP	862,355
53,560	EnLink Midstream Partners LP	915,876
13,263	EQT Midstream Partners LP	740,473
39,163	Genesis Energy LP	860,019
27,510	Holly Energy Partners LP	808,244
40,291	NuStar Energy LP	984,712
75,192	NuStar GP Holdings LLC	1,026,371
42,512	Rice Midstream Partners LP	785,197
20,652	Spectra Energy Partners LP	622,451
51,751	Summit Midstream Partners LP	840,954
20,340	Tallgrass Energy Partners LP	888,248
20,868	Valero Energy Partners LP	855,379
22,558	Western Gas Equity Partners LP	827,878
17,516	Western Gas Partners LP	905,052
Total Master Limited Partnerships (Cost $19,863,684)		19,436,878
Number
of Shares		Value

COMMON STOCK: 8.5%
Energy: 8.5%
53,309	EnLink Midstream LLC	$932,908
40,891	Tallgrass Energy GP LP, Cl A	879,565
Total Common Stock (Cost $1,717,662)		1,812,473
Total Investments: 99.3% (Cost $21,581,346)		21,249,351
Other Assets in Excess of Liabilities: 0.7%		154,006
NET ASSETS: 100.0%		$21,403,357

Cl—Class

GP—General Partner

LLC—Limited Liability Company

LP—Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$21,249,351

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There were no transfers between levels during the period ended May 31, 2018.

The accompanying notes are an integral part of the financial statements.

5

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2018 (unaudited)

		High
	High	Income
	Income MLP	Infrastructure
	ETF	MLP ETF
Assets:
Investments at value (1)	$55,297,105	$21,249,351
Income tax receivable	380,584	172,819
Dividends receivable	59,670	—
Receivable for franchise taxes	27,441	—
Total assets	55,764,800	21,422,170

Liabilities:
Due to custodian	55,845	376
Payable due to Adviser	39,122	14,312
Payable for franchise taxes	—	4,125
Line of credit fees	127	—
Total liabilities	95,094	18,813
Net assets	$55,669,706	$21,403,357
Shares outstanding	2,519,161	1,650,000
Net asset value, redemption and offering price per share	$22.10	$12.97

Net assets consist of:
Aggregate paid in capital	$268,051,713	$33,405,882
Distributions in excess of net investment income, net of deferred taxes	(26,868,583)	(3,551,216)
Accumulated net realized loss on investments, net of deferred taxes	(192,484,545)	(8,119,314)
Net unrealized appreciation (depreciation) on investments, net of deferred taxes	6,971,121 †	(331,995)
Net assets	$55,669,706	$21,403,357
(1) Cost of investments	$48,709,878	$21,581,346

†	Inclusive of an unrealized tax benefit of $383,894.

The accompanying notes are an integral part of the financial statements.

6

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2018 (unaudited)

		High
	High	Income
	Income MLP	Infrastructure
	ETF	MLP ETF
Income:
Dividends	$683,215	$82,938
Distributions from master limited partnerships	2,113,683	833,644
Less: return of capital distributions	(2,569,185)	(893,313)
Total income	227,713	23,269

Expenses:
Management fees	243,121	88,671
Interest expense	804	19
Total expenses	243,925	88,690
Net investment loss, before taxes	(16,212)	(65,421)
Income tax benefit/(expense), net of valuation allowance	—	—
Net investment loss, net of taxes	(16,212)	(65,421)

Net realized gain (loss) on:
Investments	(1,993,084)	(371,779)
Income tax benefit/(expense), net of valuation allowance	—	—
Net realized loss on investments, net of taxes	(1,993,084)	(371,779)

Net change in unrealized appreciation (depreciation) on:
Investments	3,198,654	1,458,936
Income tax benefit/(expense), net of valuation allowance	—	—
Net change in unrealized appreciation on investments, net of taxes	3,198,654	1,458,936
Net increase in net assets resulting from operations	$1,189,358	$1,021,736

The accompanying notes are an integral part of the financial statements.

7

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

			High
	High		Income Infrastructure
	Income MLP ETF		MLP ETF
	For the Six	Year Ended	For the Six	Year Ended
	Months Ended	November 30,	Months Ended	November 30,
	May 31, 2018	2017	May 31, 2018	2017
	(unaudited)		(unaudited)
Operations:
Net investment income (loss), net of taxes	$(16,212)	$451,573	$(65,421)	$(270,782)
Net realized loss on investments, net of taxes	(1,993,084)	(11,082,966)	(371,779)	(285,110)
Net change in unrealized appreciation (depreciation) on investments, net of taxes	3,198,654	9,028,831	1,458,936	(1,551,088)
Net increase (decrease) in net assets resulting from operations	1,189,358	(1,602,562)	1,021,736	(2,106,980)

Distributions to shareholders:
Return of capital	(3,047,610)	(6,425,630)	(958,500)	(2,151,045)

Share transactions:**
Proceeds from sale of shares	—	—	—	3,233,658
Cost of shares redeemed	(6,837,569)	(22,169,366)	(2,004,770)	(10,700,387)
Decrease in net assets from share transactions	(6,837,569)	(22,169,366)	(2,004,770)	(7,466,729)
Total decrease in net assets	(8,695,821)	(30,197,558)	(1,941,534)	(11,724,754)
Net assets, beginning of period	64,365,527	94,563,085	23,344,891	35,069,645
Net assets, end of period†	$55,669,706	$64,365,527	$21,403,357	$23,344,891
† Includes distributions in excess of net investment income	$(26,868,583)	$(26,852,371)	$(3,551,216)	$(3,485,795)

**Shares of common stock issued (no par value)
Shares sold	—	—	—	200,000
Shares redeemed	(300,000)	(900,000)	(150,000)	(750,000)
Net decrease	(300,000)	(900,000)	(150,000)	(550,000)

The accompanying notes are an integral part of the financial statements.

8

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Income MLP ETF
	For the Six
	Months Ended
	May 31,		For the Years Ended November 30,
	2018		2017		2016 #		2015 #		2014 #		2013 #
Net asset value, beginning of period	$22.83		$25.43		$31.30		$74.05		$89.95		$89.35
Income from investment operations:
Net investment income (loss)*	(0.01)		0.14		(0.02)		0.10		(0.20)		(0.15)
Return of capital*	1.02		1.88		0.75		5.75		7.20		7.35
Net realized and unrealized gain (loss) on investments	(0.56	)(a)	(2.63)		(4.06)		(41.90)		(15.15)		1.60 (a)
Total from investment operations	0.45		(0.61)		(3.33)		(36.05)		(8.15)		8.80
Less distribution from:
Net investment income	—		—		—		—		(1.40)		—
Return of capital	(1.18)		(1.99)		(2.54)		(6.70)		(6.35)		(8.20)
Total distributions	(1.18)		(1.99)		(2.54)		(6.70)		(7.75)		(8.20)
Net asset value, end of period	$22.10		$22.83		$25.43		$31.30		$74.05		$89.95
Total return (b)	1.90	%(c)	(2.67)%		(8.40)%		(51.42)%		(10.17)%		9.98%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$55,670		$64,366		$94,563		$124,034		$285,134		$253,705
Ratio of expenses, excluding income tax benefit/(expense), to average net assets	0.82	%(d)	0.82	%(e)	0.88	%(e)	0.85	%(e)	0.83	%(e)	0.82%
Ratio of total expenses to average net assets	0.82	%(d)	0.86%		0.88%		0.56%		(1.34)%		4.65%
Ratio of net investment income/(loss) excluding income tax benefit/(expense) to average net assets	(0.05	)%(d)	0.59%		(0.34)%		(0.10)%		(0.23)%		(0.24)%
Ratio of net investment income/(loss) to average net assets (f)	(0.05	)%(d)	0.55%		(0.34)%		0.19%		(0.19)%		(0.17)%
Portfolio turnover rate (g)	31	%(c)	40%		46%		62%		44%		37%

The financial highlights include the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

#	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 9). Per share data has been adjusted to reflect the share split.
*	Per share data calculated using average shares method.
(a)	Realized and unrealized gains and losses per share may not reconcile with the aggregate gains and losses in the Statement of Operations due to timing of purchases and sales during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date (ex-date for periods prior to February 21, 2016) and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes franchise tax expenses. Without franchise tax expenses, the net ratio would be 0.82%.
(f)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.
(g)	Portfolio turnover rates exclude securities received as a result of processing in-kind capital share transactions.

The accompanying notes are an integral part of the financial statements.

9

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Income Infrastructure MLP ETF
										For the Period
	For the Six									February 11,
	Months Ended									2013(a) through
	May 31,		For the Years Ended November 30,							November 30,
	2018		2017		2016	2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$12.97		$14.92		$13.36	$21.75		$21.15		$20.00
Income from investment operations:
Net investment income (loss)*	(0.04)		(0.12)		(0.25)	(0.10)		(0.12)		(0.09)
Return of capital*	0.53		1.07		1.17	1.22		1.27		1.08
Net realized and unrealized gain (loss) on investments	0.08		(1.91)		1.77	(8.31)		1.01		1.15
Total from investment operations	0.57		(0.96)		2.69	(7.19)		2.16		2.14
Less distribution from:
Net investment income	—		—		—	—		(0.72)		—
Return of capital	(0.57)		(0.99)		(1.13)	(1.20)		(0.84)		(0.99)
Total distributions	(0.57)		(0.99)		(1.13)	(1.20)		(1.56)		(0.99)
Net asset value, end of period	$12.97		$12.97		$14.92	$13.36		$21.75		$21.15
Total return (b)	4.48	%(c)	(6.91)%		22.08%	(34.18)%		10.53%		11.00	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$21,403		$23,345		$35,070	$34,056		$46,760		$33,841
Ratio of expenses, excluding income tax benefit/(expense), to average net assets	0.82	%(d)	0.83	%(e)	0.82%	0.84	%(e)	0.84	%(e)	0.82	%(d)
Ratio of total expenses to average net assets	0.82	%(d)	0.87%		0.71%	(4.69)%		5.91%		6.92	%(d)
Ratio of net investment income/(loss) excluding income tax benefit/(expense) to average net assets	(0.60	)%(d)	(0.76)%		(0.82)%	(0.84)%		(0.84)%		(0.82	)%(d)
Ratio of net investment income/(loss) to average net assets (f)	(0.60	)%(d)	(0.80)%		(1.85)%	(0.54)%		(0.54)%		(0.53	)%(d)
Portfolio turnover rate (g)	53	%(c)	53%		42%	38%		47%		0	%(c)

The financial highlights include the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

*	Per share data calculated using average shares method.
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date (ex-date for periods prior to February 21, 2016) and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized.
(d)	Annualized.
(e)	Includes franchise tax expenses. Without franchise tax expenses, the net ratio would be 0.82%.
(f)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.
(g)	Portfolio turnover rates exclude securities received as a result of processing in-kind capital share transactions.

The accompanying notes are an integral part of the financial statements.

10

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

May 31, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of May 31, 2018, offers fifty-seven investment portfolios, each of which represents a separate series of the Trust.

The financial statements herein relate to the following funds: the High Income MLP ETF and the High Income Infrastructure MLP ETF (each a “Fund”, and collectively the “Funds”). The High Income MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The High Income Infrastructure MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index”). Each Fund is classified as “non-diversified”. This means that the Funds may invest more of their assets in securities of a single issuer than that of a diversified fund. Each Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”).

On February 22, 2016, the shareholders of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF (the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Funds, (b) the issuance of shares of the Funds to the shareholders of the Predecessor Funds; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization was February 22, 2016. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through February 21, 2016.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services-Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds.

A.	Return of Capital Estimates—Distributions received by the Funds generally are comprised of income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Funds and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) after their tax reporting periods are concluded.

B.	Master Limited Partnerships—Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in
11

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

C.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset is not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

D.	Federal and Other Income Taxes—Each Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Funds do not intend to qualify, and will not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code due to the Funds’ concentration in MLP securities and are taxed as regular C-corporations. As a regular C-corporation, each Fund is obligated to pay federal, state and local income tax on its taxable income. High Income Infrastructure MLP ETF is currently using an estimated 23.84% tax rate for federal, state and local tax which is
12

composed of a 21% federal tax rate and an assumed 2.84% rate attributable to state taxes (net of federal benefit). High Income MLP ETF is currently using an estimated 24.61% tax rate for federal, state and local tax which is composed of a 21% federal tax rate and an assumed 3.61% state tax rate (net of federal benefit).

The Tax Cuts and Jobs Act (“the Act”) was signed into law on December 22, 2017. The Act includes changes to the corporate income tax rate and alternative minimum tax (AMT) and modifications to the net operating loss (NOL) deduction. Prior to enactment, the highest marginal federal income tax rate was 35%. The Act reduced the corporate rate to a flat income tax rate of 21%.

For the tax year ending November 30, 2018, the Funds may still be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax exceeds regular federal income tax. However, for tax years beginning after December 31, 2017, corporations are no longer subject to AMT and AMT Credit Carryforwards from previous taxable years may be utilized as refundable credits.

Under previous law, a corporation could offset 100% of its regular taxable income with an NOL carryforward. NOLs could generally be carried back 2 years or forward 20 years. For NOLs generated after December 31, 2017, the Act eliminates carrybacks for NOLs and creates an indefinite carryforward period. In addition, after 2017 the corporate NOL deduction for a given year is now limited to the lesser of all NOL carryovers and carrybacks or 80% of taxable income computed without regard to the NOL deduction.

As a consequence of being taxed as a C-corporation, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions they receive from MLPs will be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liabilities and increasing the Funds’ deferred tax liabilities. However, the amount of taxes currently payable by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in such Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liabilities associated with (a) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (b) capital appreciation on their investments. Upon the sale of an MLP security, the Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, or accurate, to estimate deferred tax liabilities for purposes of financial statement reporting and determining NAV of the Funds. From time to time, the Funds will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available.

Since the Funds will be subject to taxation on their taxable income, the NAV of the Funds’ shares will also be reduced by the accrual of any current or deferred tax liabilities. The Index and Infrastructure Index (the “Indices”) however are calculated without any adjustments for taxes. As a result, the Funds’ after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The tax expense or benefits attributable to certain components of income will be included in the Statements of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Funds’ MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. The Funds’ policy is to classify interest and
13

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.

E.	Dividends and Distributions to Shareholders—Each Fund distributes substantially all of its net investment income quarterly. All distributions are recorded on ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Funds’ operating results during the period. It is anticipated that a portion of their distributions will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2019.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.82% of each Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ “Distributor”. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended May 31, 2018, the cost of purchases and proceeds from sales of investments other than U.S. Government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Purchases	Sale
High Income MLP ETF	$18,021,216	$28,001,845
High Income Infrastructure MLP ETF	6,205,890	8,883,046

Note 5—Income Taxes—The High Income MLP ETF and High Income Infrastructure MLP ETF income tax expense/(benefit) for the six months ended May 31, 2018 consists of the following:

	Current Expense/	Deferred Expense/	Total Expense/
High Income MLP ETF	(Benefit)	(Benefit)	(Benefit)
Federal	$—	$26,380,242	$26,380,242
State (net of Federal)	—	(1,149,341)	(1,149,341)
Change in valuation allowance	—	(25,230,901)	(25,230,901)
Total	$—	$—	$—

	Current Expense/	Deferred Expense/	Total Expense/
High Income Infrastructure MLP ETF	(Benefit)	(Benefit)	(Benefit)
Federal	$—	$1,639,983	$1,639,983
State (net of Federal)	—	(23,434)	(23,434)
Change in valuation allowance	—	(1,616,549)	(1,616,549)
Total	$—	$—	$—
14

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments before taxes as follows:

	For the Six Months Ended
	May 31, 2018
High Income MLP ETF	Amount	Rate
Income tax expense/(benefit)	$249,765	21.00%
State income tax, net of Federal benefit	42,936	3.61
Permanent differences, net	12,575	1.06
Effect of Tax Rate Change*	24,925,626	2,095.72
Change in valuation allowance	$(25,230,902)	(2,121.39)
Net income tax expense/(benefit)	$—	0.00%

	For the Six Months Ended
	May 31, 2018
High Income Infrastructure MLP ETF	Amount	Rate
Income tax expense/(benefit)	$214,565	21.00%
State income tax, net of Federal benefit	29,017	2.84
Permanent differences, net	(6,276)	(0.61)
Effect of Tax Rate Change*	1,379,243	134.99
Change in valuation allowance	(1,616,549)	(158.22)
Net income tax expense/(benefit)	$—	0.00%

*	The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the Act as of December 22, 2017 (date of enactment). For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21%.

Components of each Fund’s deferred tax assets and liabilities are as follows:

	For the Six Months Ended
	May 31, 2018
		High Income
	High Income	Infrastructure
	MLP ETF	MLP ETF
Deferred Tax Assets:
Capital loss carryforward	$46,470,269	$2,685,550
Net Operating loss carryforward	1,522,844	408,462
AMT Credit Carryforward	63,785	—
Other	13,386	2,108
Deferred Tax Liabilities:
Unrealized gain on investments	(2,395,972)	(709,821)
Net Deferred Tax Asset/(Liability) before valuation allowance	$45,674,312	$2,386,299
Less valuation allowance	(45,674,312)	(2,386,299)
Net Deferred Tax Asset/(Liability)	$—	$—

The Funds review the recoverability of their deferred tax assets based upon the weight of the available evidence. When assessing the recoverability of their deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). High Income MLP ETF has recorded a valuation allowance of $45,674,312 of the net deferred tax asset and High Income Infrastructure MLP ETF has recorded a valuation allowance of $2,386,299 of the net deferred tax asset at May 31, 2018 as the Fund believes it is more-likely-than-not the asset will not be realized within the relevant carryforward periods. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information

15

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

becomes available. The Funds’ net deferred tax asset and deferred income tax expense includes any prior year’s return to provision adjustments. Prior year’s income tax provision was based on estimates and information available at the time of the balance sheet date. Since the Funds will be subject to taxation on their taxable income, the NAV of Funds shares will also be reduced by the accrual of any deferred tax liabilities. Because of the impact of deferred taxes, the Funds’ performance could differ from their underlying Index.

The Funds recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Funds. The Funds’ tax years are open for examination by U.S. and state tax authorities for all periods. The Funds are not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months.

As of May 31, 2018, High Income MLP ETF and High Income Infrastructure MLP ETF had the following expiring net operating losses**:

Fund	Origination	Amount	Expiration
High Income MLP ETF	11/30/2013	$141,739	11/30/2033
	11/30/2014	770,077	11/30/2034
	11/30/2015	1,993,978	11/30/2035
	11/30/2016	2,254,649	11/30/2036
	11/30/2018	1,027,463	N/A
		$6,187,906

Fund	Origination	Amount	Expiration
High Income Infrastructure MLP ETF	11/30/2015	$538,135	11/30/2035
	11/30/2016	640,366	11/30/2036
	11/30/2018	534,848	N/A
		$1,713,349

**	The Act eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years ending after December 31, 2017. The Act also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization.

As of May 31, 2018, High Income MLP ETF and High Income Infrastructure MLP ETF had the following expiring capital loss carryforward:

Fund	Origination	Amount	Expiration
High Income MLP ETF	11/30/2015	$81,997,394	11/30/2020
	11/30/2016	89,478,335	11/30/2021
	11/30/2017	14,170,100	11/30/2022
	11/30/2018	3,180,945	11/30/2023
		$188,826,774

Fund	Origination	Amount	Expiration
High Income Infrastructure MLP ETF	11/30/2015	$1,251,310	11/30/2020
	11/30/2016	6,809,688	11/30/2021
	11/30/2017	2,065,492	11/30/2022
	11/30/2018	1,138,403	11/30/2023
		$11,264,893
16

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2018, were as follows:

		Aggregated	Aggregated
		Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
High Income MLP ETF	$45,554,234	$11,701,315	$(1,958,444)	$9,742,871
High Income Infrastructure MLP ETF	18,272,094	4,024,150	(1,046,893)	2,977,257

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Funds’ investments in MLP interests.

Note 6—Capital Share Transactions—As of May 31, 2018, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Creation Units
High Income MLP ETF	50,000
High Income Infrastructure MLP ETF	50,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally when the securities are not available in sufficient quantity for delivery, are not eligible for trading by the Authorized Participant, or as a result of market circumstances. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities. Since the Funds are taxable as a C-Corporation, the Funds’ redemptions will generally result in taxable income or loss to the Funds. Additionally, the Funds expect to effect its redemptions principally for cash, rather than in-kind securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 7—Concentration of Risk—The Funds’ assets will be concentrated in an industry or group of industries to the extent that the Index or Infrastructure Index concentrates in a particular industry or group of industries. By concentrating their assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds’ net assets were invested in a wider variety of industries.

Under normal circumstances, each Fund intends to invest at least 80% of its net assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees. These Funds have adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds are included in “Management fees.”

17

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Share Split—On June 29, 2016, the VanEck Vectors High Income MLP ETF executed a one-for-five reverse share split for shareholders of record before the open of markets on June 29, 2016.

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the six months ended May 31, 2018, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	May 31, 2018
High Income MLP ETF	69	$236,202	2.85%	$55,845

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the six months ended May 31, 2018, there were no offsets to custodian fees.

Note 12—Subsequent Events—The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments will be required to the financial statements.

18

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MLPSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	Schedule of Investments.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING PLOICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in

Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date: August 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer

Date: August 6, 2018

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date: August 6, 2018